Employee Benefit Plans	12 Months Ended
Dec. 31, 2010
Employee Benefit Plans [Abstract]
Employee Benefit Plans
NOTE 13.	EMPLOYEE BENEFIT PLANS

Stock-Based Compensation

The Company has a Stock Option Plan in which the Company can grant to directors, emeritus directors, and employees options for an aggregate of 638,400 shares of the Company's common stock. For incentive stock options, the option price shall be not less than the fair market value of such shares on the date the option is granted. If the optionee owns shares of the Company representing more than 10% of the total combined voting power, then the price shall not be less than 110% of the fair market value of such shares on the date the option is granted. With respect to nonqualified stock options, the option price shall be set in the Board's sole and absolute discretion. The option period will not exceed ten years from date of grant. Other pertinent information related to the options is as follows:

A summary of stock option activity under the Plan as of December 31, 2010 and 2009, and changes during the years then ended is presented below:

December 31, 2010	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)
Outstanding at January 1, 2010	178,656	$0.94
Granted	—	—
Forfeited	—	—
Exercised	—	—

Outstanding at December 31, 2010	178,656	$0.94	2.0

Vested at December 31, 2010	178,656	$0.94	2.0

December 31, 2009	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)
Outstanding at January 1, 2009	1,592,000	$0.67
Granted	—	—
Forfeited	(1,360,000)	0.63
Exercised	(53,344)	0.94

Outstanding at December 31, 2009	178,656	$0.94	3.0

Vested at December 31, 2009	178,656	$0.94	3.0

Cash received from option exercises for the years ended December 31, 2010 and 2009 was $- and $52,510, respectively.

At December 31, 2010, the aggregate intrinsic value of options outstanding and exercisable was $279,150.

Employee Stock Purchase Plan

In 2007, the Company adopted a stock purchase plan. Under the plan, employees of the Company meeting certain eligibility requirements are eligible to participate in the plan. Participants in the plan may participate through payroll deductions which are limited to 15% of gross pay. The purchase price of the shares of common stock is based on 85% of the fair market value. The initial offering commenced on January 1, 2007. For the years ended December 31, 2010 and 2009, 2,300 and 473 shares, respectively, were purchased under the plan. A total of 7,440 shares have been purchased under the plan as of December 31, 2010.

401(k) Profit-Sharing Plan

The Company has a 401(k) profit-sharing plan covering all employees, subject to certain minimum age and service requirements. Contributions to the plan charged to expense for the years ended December 31, 2010 and 2009 amounted to $74,703 and $130,819, respectively.